Borrowings - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2020	Jul. 31, 2020
Debt Instrument [Line Items]
Repayments of Unsecured Debt		$ 312	$ 430
HSBC [Member]
Debt Instrument [Line Items]
Unsecured Debt	$ 68
MIZUHO Bank [Member] | Long Term Loan One [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross					$ 375
MIZUHO Bank [Member] | Long Term Loan Two [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross				$ 756
Unsecured Debt [Member] | HSBC [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.50%
Long-Term Debt, Maturities, Repayment Terms	August 25, 2021